LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
LOSS BEFORE TAXATION
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	¥ 19,025	¥ 56,610
Depreciation of fixed assets	132	19
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	163	635
Research and development costs	806	1,017
Staff costs (including key management personnel remuneration)	5,962	6,627
Income Statement Locations
LOSS BEFORE TAXATION
Interest expense on lease liability	753	1,094
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	¥ 6,564	¥ 7,035